Financial assets - Schedule of components of financial assets (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Debt Instruments
Financial assets held for trading	€ 234,834	€ 230,253
Non-trading financial assets mandatorily at fair value through profit or loss	5,724	6,130
Financial assets designated at fair value through profit or loss	8,791	7,915
Financial assets at fair value through other comprehensive income	75,801	89,898
Financial assets at amortised cost	1,148,957	1,203,707
Derivatives
Debt Instruments
Financial assets held for trading	58,288	64,100
Equity instruments
Debt Instruments
Financial assets held for trading	16,278	16,636
Non-trading financial assets mandatorily at fair value through profit or loss	4,674	4,641
Financial assets at fair value through other comprehensive income	2,300	2,193
Debt instruments
Debt Instruments
Financial assets held for trading	85,290	82,646
Non-trading financial assets mandatorily at fair value through profit or loss	284	447
Financial assets designated at fair value through profit or loss	2,850	2,897
Financial assets at fair value through other comprehensive income	60,929	76,558
Financial assets at amortised cost	119,661	120,949
Loans and advances
Debt Instruments
Financial assets held for trading	74,978	66,871
Non-trading financial assets mandatorily at fair value through profit or loss	766	1,042
Financial assets designated at fair value through profit or loss	5,941	5,018
Financial assets at fair value through other comprehensive income	12,572	11,147
Financial assets at amortised cost	1,029,296	1,082,758
Central Banks
Debt Instruments
Financial assets held for trading	16,685	12,966
Non-trading financial assets mandatorily at fair value through profit or loss	0	0
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	0	0
Financial assets at amortised cost	16,806	16,179
Credit institutions
Debt Instruments
Financial assets held for trading	22,578	27,314
Non-trading financial assets mandatorily at fair value through profit or loss	0	0
Financial assets designated at fair value through profit or loss	1,110	408
Financial assets at fair value through other comprehensive income	304	363
Financial assets at amortised cost	55,343	55,537
Customers
Debt Instruments
Financial assets held for trading	35,715	26,591
Non-trading financial assets mandatorily at fair value through profit or loss	766	1,042
Financial assets designated at fair value through profit or loss	4,831	4,610
Financial assets at fair value through other comprehensive income	12,268	10,784
Financial assets at amortised cost	€ 957,147	€ 1,011,042